Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Account receivables	$ 2,802,229	$ 2,859,489
Less: Allowance for doubtful accounts	(1,061,211)	(690,830)
Total account receivables, net	$ 1,741,018	$ 2,168,659